4. STOCKHOLDERS' EQUITY/DEFICIT (Details Narrative) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Details Narrative
Par value	$ 0.001	$ 0.001	$ 0.001
Authorized preferred stock	20.3	3	3
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Shares Available under the plan		26,616	63,148
Share of common stock issued		2,371,017	96,889